Trade Receivables - Summary of Ageing Analysis of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Trade receivables	¥ 974	¥ 1,124
Within 90 days [member]
Disclosure of financial assets [Line Items]
Trade receivables	919	1,054
91 to 180 days [member]
Disclosure of financial assets [Line Items]
Trade receivables	39	46
181 to 365 days [member]
Disclosure of financial assets [Line Items]
Trade receivables	9	8
Over 365 days [member]
Disclosure of financial assets [Line Items]
Trade receivables	¥ 7	¥ 16